Vessels	6 Months Ended
Jun. 30, 2016
Property Plant And Equipment [Abstract]
Vessels

4.       Vessels

During the six months ended June 30, 2016, the Company, through its subsidiary Nauru Shipping Company Inc., sold the vessel “Hanjin Malta” to an unaffiliated third party for demolition, for a sale price of $4,842, net of commissions. The loss from the sale of the vessel, including direct to sale expenses of $319, amounted to $497 and is separately reflected in the accompanying unaudited interim consolidated statements of operations.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2015	$421,903	$(37,354)	$384,549
- Additional capitalized costs	194	-	194
- Vessels' disposals	(7,000)	1,980	(5,020)
- Depreciation for the period	-	(6,749)	(6,749)
Balance, June 30, 2016	$415,097	$(42,123)	$372,974

As at June 30, 2016, certain of the Company's vessels, having a total carrying value of $271,147, were provided as collateral to secure the term facility with RBS, discussed in Note 6.